NOTES PAYABLE (Details) - Demand Notes Payable [Member]	9 Months Ended
Dec. 31, 2016 USD ($)
Balance, March 31, 2016	$ 0
Acquisition of IMT (Note 3)	324,894
Accrued interest	3,467
Balance, December 31, 2016	$ 328,361